Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

January 31, 2021

SCS-QTLY-0321
1.813071.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.1%
Entertainment - 0.2%
Cinemark Holdings, Inc.	133,200	$2,696
Interactive Media & Services - 0.2%
QuinStreet, Inc. (a)	145,479	3,080
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	35,800	4,069
TechTarget, Inc. (a)	106,700	7,970
		12,039

TOTAL COMMUNICATION SERVICES		17,815

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.4%
Adient PLC (a)	178,100	5,751
Fox Factory Holding Corp. (a)	72,500	8,674
Patrick Industries, Inc.	115,700	7,990
		22,415
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	423,700	5,512
Hotels, Restaurants & Leisure - 4.9%
Boyd Gaming Corp.	118,400	5,347
Brinker International, Inc.	216,400	12,742
Caesars Entertainment, Inc. (a)	219,650	15,461
Churchill Downs, Inc.	89,800	16,833
Extended Stay America, Inc. unit	285,800	4,196
Lindblad Expeditions Holdings (a)	215,100	3,377
Marriott Vacations Worldwide Corp.	74,400	9,133
Ruth's Hospitality Group, Inc.	275,600	5,013
Wendy's Co.	214,900	4,384
Wingstop, Inc.	29,300	4,396
		80,882
Household Durables - 2.1%
Installed Building Products, Inc. (a)	26,100	2,739
M.D.C. Holdings, Inc.	231,626	12,049
Skyline Champion Corp. (a)	130,500	4,389
Taylor Morrison Home Corp. (a)	106,270	2,761
Tempur Sealy International, Inc. (a)	103,200	2,724
Toll Brothers, Inc.	113,400	5,795
TopBuild Corp. (a)	22,200	4,439
		34,896
Internet & Direct Marketing Retail - 0.3%
Magnite, Inc. (a)(b)	133,100	4,611
Leisure Products - 0.8%
Acushnet Holdings Corp.	130,200	5,315
Brunswick Corp.	23,020	1,990
Clarus Corp.	297,137	4,772
Johnson Outdoors, Inc. Class A	7,447	812
		12,889
Multiline Retail - 0.6%
Nordstrom, Inc. (b)	277,200	9,827
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	1,886	43
Dick's Sporting Goods, Inc.	81,500	5,461
Lithia Motors, Inc. Class A (sub. vtg.)	52,700	16,794
Murphy U.S.A., Inc.	44,150	5,500
Williams-Sonoma, Inc.	45,200	5,827
Winmark Corp.	9,218	1,573
		35,198
Textiles, Apparel & Luxury Goods - 2.8%
Capri Holdings Ltd. (a)	145,800	6,074
Crocs, Inc. (a)	241,800	16,931
Deckers Outdoor Corp. (a)	61,100	17,840
G-III Apparel Group Ltd. (a)	210,200	5,684
		46,529

TOTAL CONSUMER DISCRETIONARY		252,759

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	95,400	5,094
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	154,600	6,504
Performance Food Group Co. (a)	300,287	14,077
		20,581
Food Products - 1.7%
Darling Ingredients, Inc. (a)	316,100	19,602
Freshpet, Inc. (a)	27,500	3,831
Nomad Foods Ltd. (a)	175,700	4,410
		27,843
Personal Products - 0.8%
BellRing Brands, Inc. Class A (a)	341,502	7,943
MediFast, Inc.	22,500	5,280
		13,223

TOTAL CONSUMER STAPLES		66,741

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Enviva Partners LP	60,700	3,024
HollyFrontier Corp.	355,500	10,118
Magnolia Oil & Gas Corp. Class A (a)	651,100	5,515
Northern Oil & Gas, Inc. (a)(b)	628,240	6,408
Renewable Energy Group, Inc. (a)	65,200	5,842
		30,907
FINANCIALS - 14.8%
Banks - 7.7%
BancFirst Corp. (b)	85,578	4,932
ConnectOne Bancorp, Inc.	280,000	5,950
East West Bancorp, Inc.	115,500	6,923
First Bancorp, Puerto Rico	821,400	7,475
First Financial Bankshares, Inc.	16,600	629
First Hawaiian, Inc.	205,200	4,771
Hilltop Holdings, Inc. (b)	449,100	13,491
Preferred Bank, Los Angeles	121,000	5,843
Signature Bank	96,100	15,875
Sterling Bancorp	716,400	13,225
Synovus Financial Corp.	439,000	16,331
Trico Bancshares	256,517	9,568
United Community Bank, Inc.	233,400	6,962
Western Alliance Bancorp.	220,500	15,034
		127,009
Capital Markets - 2.9%
AllianceBernstein Holding LP	154,000	5,444
Cohen & Steers, Inc.	74,700	4,893
Focus Financial Partners, Inc. Class A (a)	88,000	4,187
Hamilton Lane, Inc. Class A	88,000	6,633
Houlihan Lokey	66,200	4,293
Lazard Ltd. Class A	297,100	12,241
LPL Financial	52,000	5,634
Morningstar, Inc.	11,801	2,713
TMX Group Ltd.	22,900	2,209
		48,247
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	80,300	4,728
Green Dot Corp. Class A (a)	78,100	3,923
Navient Corp.	553,400	6,229
OneMain Holdings, Inc.	154,000	7,170
		22,050
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	124,200	4,718
Insurance - 1.1%
Assurant, Inc.	33,900	4,592
First American Financial Corp.	73,600	3,849
Primerica, Inc.	75,500	10,518
		18,959
Mortgage Real Estate Investment Trusts - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,600	4,294
Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd.	228,000	9,537
Meta Financial Group, Inc.	112,000	4,327
NMI Holdings, Inc. (a)	253,600	5,379
		19,243

TOTAL FINANCIALS		244,520

HEALTH CARE - 19.3%
Biotechnology - 11.2%
Abcam PLC ADR	251,300	5,813
ADC Therapeutics SA (a)	104,781	2,994
Agios Pharmaceuticals, Inc. (a)	148,415	6,971
Arcutis Biotherapeutics, Inc. (a)	134,500	3,671
Argenx SE ADR (a)	26,031	7,628
Ascendis Pharma A/S sponsored ADR (a)	32,406	4,866
BioAtla, Inc.	28,014	1,232
Black Diamond Therapeutics, Inc. (a)	77,227	1,913
ChemoCentryx, Inc. (a)	66,275	3,778
Crinetics Pharmaceuticals, Inc. (a)	137,179	1,969
FibroGen, Inc. (a)	147,500	7,107
Forma Therapeutics Holdings, Inc.	99,300	3,836
Global Blood Therapeutics, Inc. (a)	104,700	5,248
Insmed, Inc. (a)	114,017	4,286
Intercept Pharmaceuticals, Inc. (a)	37,403	1,318
Keros Therapeutics, Inc.	62,900	3,588
Kura Oncology, Inc. (a)	161,572	4,839
Mirati Therapeutics, Inc. (a)	40,000	8,213
Morphic Holding, Inc. (a)	100,538	3,384
Neurocrine Biosciences, Inc. (a)	60,432	6,632
Novavax, Inc. (a)	76,100	16,814
ORIC Pharmaceuticals, Inc. (a)	1,200	35
Passage Bio, Inc.	179,439	3,348
Poseida Therapeutics, Inc. (a)	26,768	233
Prelude Therapeutics, Inc.	64,950	4,219
Prelude Therapeutics, Inc.	73,526	4,537
Protagonist Therapeutics, Inc. (a)	237,948	4,928
PTC Therapeutics, Inc. (a)	95,800	5,539
Revolution Medicines, Inc.	138,000	5,815
Sage Therapeutics, Inc. (a)	29,700	2,395
Sarepta Therapeutics, Inc. (a)	41,500	3,710
Seer, Inc.	11,300	705
Shattuck Labs, Inc.	30,500	1,513
Stoke Therapeutics, Inc. (a)	53,324	3,257
Taysha Gene Therapies, Inc.	16,800	437
TG Therapeutics, Inc. (a)(b)	246,700	11,908
Turning Point Therapeutics, Inc. (a)	75,500	9,474
Vaxcyte, Inc.	123,939	3,040
Viela Bio, Inc. (a)	131,749	4,569
Xenon Pharmaceuticals, Inc. (a)	209,042	3,000
Zentalis Pharmaceuticals, Inc.	126,200	4,842
Zymeworks, Inc. (a)	27,300	923
		184,527
Health Care Equipment & Supplies - 2.1%
Axonics Modulation Technologies, Inc. (a)	57,500	2,973
Envista Holdings Corp. (a)	96,747	3,438
Globus Medical, Inc. (a)	126,900	7,828
Haemonetics Corp. (a)	65,900	7,532
Integer Holdings Corp. (a)	80,600	5,948
Nevro Corp. (a)	47,700	7,717
		35,436
Health Care Providers & Services - 1.8%
Chemed Corp.	7,500	3,884
Molina Healthcare, Inc. (a)	46,900	10,018
Progyny, Inc. (a)	114,192	5,341
R1 RCM, Inc. (a)	327,600	8,265
Surgery Partners, Inc. (a)	40,600	1,514
		29,022
Health Care Technology - 1.6%
HMS Holdings Corp. (a)	160,500	5,910
Inspire Medical Systems, Inc. (a)	48,600	9,793
Phreesia, Inc. (a)	166,600	10,877
		26,580
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	15,900	9,123
Bruker Corp.	106,800	6,183
Maravai LifeSciences Holdings, Inc.	42,800	1,491
Syneos Health, Inc. (a)	176,200	13,100
		29,897
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	99,500	7,506
Graybug Vision, Inc.	95,893	2,939
IMARA, Inc.	54,738	713
Theravance Biopharma, Inc. (a)	112,478	2,097
		13,255

TOTAL HEALTH CARE		318,717

INDUSTRIALS - 15.8%
Aerospace & Defense - 0.9%
Kaman Corp.	194,975	9,819
Vectrus, Inc. (a)	87,300	4,487
		14,306
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	168,048	4,270
Building Products - 3.3%
A.O. Smith Corp.	63,100	3,426
Armstrong World Industries, Inc.	58,000	4,536
Builders FirstSource, Inc. (a)	339,137	12,972
Gibraltar Industries, Inc. (a)	82,200	7,368
Jeld-Wen Holding, Inc. (a)	214,700	5,580
Masonite International Corp. (a)	71,700	7,134
Simpson Manufacturing Co. Ltd.	48,610	4,472
The AZEK Co., Inc.	228,900	9,131
		54,619
Commercial Services & Supplies - 1.8%
Casella Waste Systems, Inc. Class A (a)	89,700	5,134
HNI Corp.	95,375	3,077
Montrose Environmental Group, Inc. (a)	298,100	11,024
MSA Safety, Inc.	21,500	3,357
Tetra Tech, Inc.	55,100	6,699
		29,291
Construction & Engineering - 2.1%
Comfort Systems U.S.A., Inc.	154,076	8,540
Construction Partners, Inc. Class A (a)	199,600	5,673
Dycom Industries, Inc. (a)	84,300	6,840
EMCOR Group, Inc.	151,580	13,385
		34,438
Electrical Equipment - 1.8%
Atkore International Group, Inc. (a)	314,570	13,954
Generac Holdings, Inc. (a)	47,000	11,582
Regal Beloit Corp.	32,500	4,078
		29,614
Machinery - 3.6%
Allison Transmission Holdings, Inc.	70,400	2,865
ESCO Technologies, Inc.	59,800	5,686
Federal Signal Corp.	249,500	8,156
ITT, Inc.	145,740	10,888
Kadant, Inc.	35,000	5,003
Oshkosh Corp.	56,100	5,138
Rexnord Corp.	150,600	5,702
SPX Corp. (a)	100,600	5,202
SPX Flow, Inc. (a)	203,648	10,787
		59,427
Professional Services - 1.1%
ASGN, Inc. (a)	162,800	13,498
TriNet Group, Inc. (a)	75,300	5,580
		19,078
Road & Rail - 0.2%
Saia, Inc. (a)	19,400	3,429
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	200,300	7,966
Rush Enterprises, Inc. Class A	137,088	5,756
		13,722

TOTAL INDUSTRIALS		262,194

INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Components - 1.5%
Fabrinet (a)	158,740	12,531
FARO Technologies, Inc. (a)	45,300	3,197
Insight Enterprises, Inc. (a)	123,300	9,383
		25,111
IT Services - 4.0%
Endava PLC ADR (a)	201,200	15,907
ExlService Holdings, Inc. (a)	126,933	9,733
ManTech International Corp. Class A	62,500	5,606
Perficient, Inc. (a)	119,800	6,542
Science Applications International Corp.	50,750	4,874
Shift4 Payments, Inc.	162,000	10,532
WNS Holdings Ltd. sponsored ADR (a)	184,850	12,418
		65,612
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc.	84,300	8,647
Array Technologies, Inc.	66,500	2,711
Brooks Automation, Inc.	101,600	7,697
CMC Materials, Inc.	90,900	13,390
Entegris, Inc.	24,900	2,450
MagnaChip Semiconductor Corp. (a)(b)	306,500	5,207
MKS Instruments, Inc.	28,400	4,489
Onto Innovation, Inc. (a)	120,650	6,521
Semtech Corp. (a)	153,500	10,891
SiTime Corp. (a)	37,600	4,589
Synaptics, Inc. (a)	53,600	5,318
		71,910
Software - 6.0%
Cerence, Inc. (a)(b)	79,900	8,942
Digital Turbine, Inc. (a)	304,500	17,420
Everbridge, Inc. (a)(b)	25,850	3,436
Five9, Inc. (a)	53,100	8,828
Manhattan Associates, Inc. (a)	106,700	12,082
Ping Identity Holding Corp. (a)(b)	356,200	10,654
Telos Corp.	292,200	10,315
Tenable Holdings, Inc. (a)	265,000	13,115
Workiva, Inc. (a)	155,000	15,108
		99,900
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc. (b)	157,000	5,931

TOTAL INFORMATION TECHNOLOGY		268,464

MATERIALS - 4.3%
Chemicals - 2.2%
Ashland Global Holdings, Inc.	67,400	5,391
Element Solutions, Inc.	480,400	8,181
Huntsman Corp.	214,600	5,670
Innospec, Inc.	125,509	11,018
Trinseo SA	128,200	6,516
		36,776
Construction Materials - 0.7%
Eagle Materials, Inc.	106,200	11,685
Metals & Mining - 1.0%
Commercial Metals Co.	536,200	10,558
Warrior Metropolitan Coal, Inc.	273,927	6,306
		16,864
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	161,800	6,150

TOTAL MATERIALS		71,475

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Essential Properties Realty Trust, Inc.	302,400	6,296
Four Corners Property Trust, Inc.	141,400	3,727
Lexington Corporate Properties Trust	950,800	9,746
Rexford Industrial Realty, Inc.	196,950	9,639
Sunstone Hotel Investors, Inc.	719,600	7,700
Terreno Realty Corp.	105,600	5,975
		43,083
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	242,600	3,476

TOTAL REAL ESTATE		46,559

UTILITIES - 0.3%
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	82,500	5,534
TOTAL COMMON STOCKS
(Cost $1,125,415)		1,585,685

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Ikena Oncology, Inc. Series B (c)(d)	1,024,065	1,432
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (c)(d)	128,000	923
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,138)		2,355
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 2/11/21 to 3/4/21(e)
(Cost $2,390)	2,390	2,390
	Shares	Value (000s)

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.09% (f)	65,029,950	$65,043
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	46,805,672	46,810
TOTAL MONEY MARKET FUNDS
(Cost $111,853)		111,853
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,241,796)		1,702,283
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(46,833)
NET ASSETS - 100%		$1,655,450

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	194	March 2021	$20,062	$383	$383

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,355,000 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,228,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aristea Therapeutics, Inc. Series B	10/6/20	$706
Ikena Oncology, Inc. Series B	12/21/20	$1,432

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	72
Total	$85

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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